Sales - Trade receivables - Net book value reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Book value of trade receivables - in the opening balance	€ 6,305	€ 6,029	€ 5,620
Business related variations	(379)	299	(53)
Changes in the scope of consolidation	96	(3)	389
Translation adjustment	(2)	(76)	36
Reclassifications and other items	(7)	56	36
Book value of trade receivables - in the closing balance	6,013	6,305	6,029
Gross carrying amount [member]
Disclosure of subsidiaries [line items]
Book value of trade receivables - in the opening balance	7,301	7,041
Book value of trade receivables - in the closing balance	7,070	7,301	7,041
Accumulated impairment [member]
Disclosure of subsidiaries [line items]
Book value of trade receivables - in the opening balance	(996)	(1,012)
Book value of trade receivables - in the closing balance	(1,058)	€ (996)	(1,012)
VOO
Disclosure of subsidiaries [line items]
Changes in the scope of consolidation	€ 86
Orange Concessions
Disclosure of subsidiaries [line items]
Changes in the scope of consolidation			288
Telekom Romania Communications
Disclosure of subsidiaries [line items]
Changes in the scope of consolidation			€ 100